SHARE CAPITAL	6 Months Ended
Jun. 30, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
SHARE CAPITAL
NOTE 21 - SHARE CAPITAL
Share capital amounted to €2,936,397.68 at June 30, 2024, divided into 146,819,884 ordinary shares, each with a nominal value of two cents and fully paid-up. All shares are of the same class and except for treasury shares have the right to one vote.

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2024	146,819,884	3	420
At June 30, 2024 (A)	146,819,884	3	420
(A)Including 553,635 treasury shares at June 30, 2024